Pension and Other Postretirement Benefits, Pension weighted average assumptions (Details) - Pension Plan [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Information about Plan Assets [Abstract]
Description of defined benefit plan related party transactions	Our pension plans have not directly invested in securities of LyondellBasell N.V., and there have been no significant transactions between any of the pension plans and the Company or related parties thereof.
U.S. [Member]
Weighted average assumptions used in determining the net benefit liabilities [Abstract]
Discount rate (in hundredths)	5.50%	2.80%
Rate of compensation increase (in hundredths)	4.65%	4.74%
Cash balance interest credit rate	3.80%	1.78%
Weighted average assumptions used in determining net benefit costs [Abstract]
Discount rate (in hundredths)	2.80%	2.54%	3.16%
Expected return on plan assets (in hundredths)	7.25%	7.25%	7.25%
Rate of compensation increase (in hundredths)	4.74%	4.63%	4.83%
Description of basis used to determine overall expected long-term rate of return, on asset assumptions	We measure service and interest costs by applying the specific spot rates along that same yield curve to the projected cash flows of the plans. This approach provides a more precise measurement of service and interest costs. The weighted average expected long-term rate of return on assets in our U.S. plans of 7.25% is based on the average level of earnings that our independent pension investment adviser had advised could be expected to be earned over a fifteen to twenty year time period consistent with the target asset allocation of the plans, historical capital market performance, historical plan performance (since the 1997 inception of the U.S. Master Trust) and a forecast of expected future asset returns. The weighted average expected long-term rate of return on assets in our non-U.S. plans of 1.85% is based on expectations and asset allocations that vary by region. We review these long-term assumptions on a periodic basis.
Non-U.S. [Member]
Weighted average assumptions used in determining the net benefit liabilities [Abstract]
Discount rate (in hundredths)	3.99%	1.45%
Rate of compensation increase (in hundredths)	2.66%	2.64%
Cash balance interest credit rate	0.00%	0.00%
Weighted average assumptions used in determining net benefit costs [Abstract]
Discount rate (in hundredths)	1.45%	0.99%	1.03%
Expected return on plan assets (in hundredths)	1.85%	1.44%	1.79%
Rate of compensation increase (in hundredths)	2.64%	2.55%	2.59%
Description of basis used to determine overall expected long-term rate of return, on asset assumptions	We measure service and interest costs by applying the specific spot rates along that same yield curve to the projected cash flows of the plans. This approach provides a more precise measurement of service and interest costs. The weighted average expected long-term rate of return on assets in our U.S. plans of 7.25% is based on the average level of earnings that our independent pension investment adviser had advised could be expected to be earned over a fifteen to twenty year time period consistent with the target asset allocation of the plans, historical capital market performance, historical plan performance (since the 1997 inception of the U.S. Master Trust) and a forecast of expected future asset returns. The weighted average expected long-term rate of return on assets in our non-U.S. plans of 1.85% is based on expectations and asset allocations that vary by region. We review these long-term assumptions on a periodic basis.